EARNINGS PER SHARE AND DISTRIBUTIONS (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended			3 Months Ended								1 Months Ended	0 Months Ended
	Dec. 21, 2012 principal	Dec. 31, 2014 category employee	Dec. 31, 2013 principal	Dec. 31, 2012	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Feb. 26, 2015	Feb. 13, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of general categories of potentially dilutive equity instruments		2
Number of senior employees holding ownership interests in Fortress Operating Group RPUs		1
Number of FOG units, along with each class B share, which are exchangeable for one Class A share		1
Number of Class A shares for which each Fortress Operating Group unit may be exchanged		1
Withholding tax paid on behalf of employees		$ 3,600,000		$ 7,800,000
Number of Principals retired	1
Aggregate value of shares and units agreed to be purchased		0	0	149,453,000
Accrued fee liability		30,000,000	0					0
Number of principals contributing Class A shares to charitable organizations			2
Number of Class A shares contributed by principals to charitable organizations			1,859,283
Promissory note [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate amount of shares and units agreed to be purchased	179,500,000
Aggregate value of shares and units agreed to be purchased	149,500,000
Fortress Operating Group unit holders [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of FOG units and Class B shares exchanged for equal number of Class A shares			10,333,334	17,467,232
Units agreed to be purchased	49,189,480
Repurchase price per share (in dollars per share)	3.50
Amount paid in cash	30,000,000
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Units exchanged for Class A shares (in shares)		1,100,000		5,600,000
Class A Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued, net of employees' income tax withholding obligations		500,000		3,700,000
Shares agreed to be purchased				2,082,684
Units agreed to be purchased		60,568,275
Payments for repurchase of common shares		363,410,000	0	0
Shares issued during period		23,202,859
Cash dividend declared (in dollars per share)					$ 0.08	$ 0.08	$ 0.08	$ 0.08	$ 0.06	$ 0.06	$ 0.06	$ 0.06
Base cash dividend declared (in dollars per share)						$ 0.08
Special cash dividend declared (in dollars per share)						$ 0.18
Dividends payable		86,400,000
Class A Shares [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares agreed to be purchased	2,082,684
Treasury shares held	2,082,684
Shares issued during period													23,202,859
Proceeds from the issuance of common shares													186,600,000
Class A Shares [Member] | Subsequent event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend declared (in dollars per share)														$ 0.08
Special cash dividend declared (in dollars per share)														$ 0.30
Total ordinary and special cash dividend declared (in dollars per share)														$ 0.38
Nomura [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of Common Stock															60,568,275
Payments for repurchase of common shares															363,400,000
Contingent consideration liability															12,000,000
Accrued fee liability															$ 30,000,000